Qualitative and Quantitative Information on Financial Risks - Summary of Groups Financial Liabilities into Relevant Maturity Groupings (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,505,536	€ 1,494,940
Derivative financial instruments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	14,138	13,192
Trade payables and customer advances [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	223,037	188,342
Other noncurrent financial liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	167,387	220,968
Liquidity risk [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,505,536	1,494,940
Liquidity risk [member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	545,422	409,655
Liquidity risk [member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	411,653	215,965
Liquidity risk [member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	205,368	420,311
Liquidity risk [member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities	380,936	480,811
Liquidity risk [member] | Derivative financial instruments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	14,138	13,192
Liquidity risk [member] | Derivative financial instruments [Member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	14,138	13,192
Liquidity risk [member] | Derivative financial instruments [Member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk [member] | Derivative financial instruments [Member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk [member] | Derivative financial instruments [Member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Liquidity risk [member] | Trade payables and customer advances [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	223,037	188,342
Liquidity risk [member] | Trade payables and customer advances [Member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	223,037	188,342
Liquidity risk [member] | Trade payables and customer advances [Member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk [member] | Trade payables and customer advances [Member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk [member] | Trade payables and customer advances [Member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Liquidity risk [member] | Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	628,938	664,751
Liquidity risk [member] | Borrowings [Member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	161,550	106,029
Liquidity risk [member] | Borrowings [Member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	283,736	107,500
Liquidity risk [member] | Borrowings [Member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	135,541	281,250
Liquidity risk [member] | Borrowings [Member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities	56,414	169,972
Liquidity risk [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	438,052	407,687
Liquidity risk [member] | Lease liabilities [member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	112,713	102,092
Liquidity risk [member] | Lease liabilities [member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	98,101	82,489
Liquidity risk [member] | Lease liabilities [member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	69,827	67,137
Liquidity risk [member] | Lease liabilities [member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities	186,951	187,771
Liquidity risk [member] | Other noncurrent financial liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		220,968
Liquidity risk [member] | Other noncurrent financial liabilities [Member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0
Liquidity risk [member] | Other noncurrent financial liabilities [Member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities		25,976
Liquidity risk [member] | Other noncurrent financial liabilities [Member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities		71,924
Liquidity risk [member] | Other noncurrent financial liabilities [Member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities		€ 123,068
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	201,371
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Within 1year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,984
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Within 2year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	29,816
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Within 3year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Beyond [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 137,571